Property and equipment, net	12 Months Ended
Mar. 31, 2017
Property and equipment, net
Property and equipment, net

14.   Property and equipment, net

	As of March 31,
	2016	2017
	(in millions of RMB)
Computer equipment and software	13,289	18,427
Buildings and leasehold improvements	6,155	10,529
Construction in progress	1,883	2,627
Furniture, office and transportation equipment	483	884

	21,810	32,467
Less: accumulated depreciation and amortization	(8,181)	(12,261)

Net book value	13,629	20,206

Depreciation and amortization expenses recognized for the years ended March 31, 2015, 2016 and 2017 were RMB2,282 million, RMB3,699 million and RMB5,177 million, respectively.